FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 1999 Check here if Amendment [ ]: Amendment Number: ___________

                        This Amendment (Check only one):
                                     Is a reinstatement.
                                     Adds new holdings entities.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
Name:  NOMURA SECURITIES (BERMUDA) LTD._______________________________________
Address: P. O. BOX HM 3354, HAMILTON, HM PX BERMUDA___________________________
______________________________________________________________________________

Form 13F File Number: 28-04993________________________________________________


     The Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
Name:  GREGORY P. GNALL_______________________________________________________
Title:    DIRECTOR____________________________________________________________
Phone:  212-667-1711__________________________________________________________

SIGNATURE, PLACE AND DATE OF SIGNING:
\S\ GREGORY P. GNALL__________________________________________________________
(Signature)
NEW YORK, NEW YORK____________________________________________________________
(City, State)
NOVEMBER 9, 1999______________________________________________________________
(Date)

          REPORT TYPE (CHECK ONLY ONE):

      13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

X 13F NOTICE. (Check here if no holdings repeated are in this report, and all holdings are reported by other reporting manager(s).)

      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER. (IF THERE ARE NO ENTITIES IN THIS LIST, OMIT THIS SECTION.)

Form 13F File Number: 28- 04979________________________________________________
Name: NOMURA SECURITIES COMPANY, LTD.__________________________________________

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:



Number of Other Included Managers:
           NONE________________________________________________________________

Form 13F Information Table Entry Total:
_______________________________________________________________________________

Form 13F Information Table Value Total:
        $ __________________(thousands)

List of Other Included managers:




     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No. __________________________________________________________________________
Form 13F File Number 28-______________________________________________________
Name _________________________________________________________________________

(Repeat as necessary.)